Schedules of Investment	Jun. 30, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Schedules Of Investment
Investment in SOL, Units	200,900.70	[1]	200,936.83	[2],[3]	194,403.40	[4]
Investment in SOL, Fair Value	$ 31,702,130	[1]	$ 38,919,454	[2],[3]	$ 20,377,364	[4]
Investment inSOL, Percentage of Net Assets	101.00%	[1]	101.00%	[2],[3]	100.00%	[4]
Liabilities, less cash and other assets (in Dollars)	$ (218,190)		$ (317,690)		$ (100,875)
Liabilities, less cash and other assets	(1.00%)		(1.00%)		(0.00%)
Net assets (in Dollars)	$ 31,483,940		$ 38,601,764		$ 20,276,489
Net assets	100.00%		100.00%		100.00%

[1]	amount includes $29,309,061 of staked SOL as discussed in Notes 2 and 3.
[2]	amount includes $38,824,984 of staked SOL as discussed in Notes 2 and 3.
[3]	amount includes $38,824,984 of staked SOL as discussed in Notes 2 and 3.
[4]	amount includes $19,644,274 of staked SOL as discussed in Notes 2 and 3.